Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Treasury Stock, Common [Member]	Common Stock Including Additional Paid in Capital [Member]	Preferred Stock Including Additional Paid in Capital [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2020	$ 1,688	$ 2,812		$ 62,041	$ 62,423	$ (113,360)	$ 11,104
Stock-based compensation	87			481			481
Exercises of options and warrants	(1)			(7)			(7)
Treasury shares, no par value	1
Net Loss						(1,182)	(1,182)
Balances at Dec. 31, 2021	$ 1,775	$ 2,812		62,515	62,423	(114,542)	10,396
Balance, shares at Dec. 31, 2021	1,775	2,812	(1)
Stock-based compensation				111			111
Net Loss						(2,927)	(2,927)
Exercise of restricted share awards net settlement option				(46)			(46)
Exercise of restricted share awards net settlement option, shares			(8)
Restricted stock issuance
Restricted stock issuance, shares	24
Balances at Mar. 31, 2022				62,580	62,423	(117,469)	7,534
Balance, shares at Mar. 31, 2022	1,799	2,812	(9)
Balances at Dec. 31, 2021	$ 1,775	$ 2,812		62,515	62,423	(114,542)	10,396
Balance, shares at Dec. 31, 2021	1,775	2,812	(1)
Stock-based compensation				233			233
Net Loss						(6,867)	(6,867)
Exercise of restricted share awards net settlement option				(46)			(46)
Balances at Dec. 31, 2022	$ 1,775	$ 2,812		62,702	62,423	(121,409)	3,716
Balance, shares at Dec. 31, 2022	1,784	2,812	(9)
Stock-based compensation				81			81
Net Loss						(1,992)	(1,992)
Restricted stock issuance
Restricted stock issuance, shares	99
Balances at Mar. 31, 2023				$ 62,783	$ 62,423	$ (123,401)	$ 1,805
Balance, shares at Mar. 31, 2023	1,883	2,812	(9)